Leases	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Leases	Leases
The Group leases certain properties under non-cancellable lease agreements that primarily relate to office space. The expected lease terms are up to 10 years. As of December 31, 2023 the Group does not act in the capacity of a lessor.
Below is the roll-forward of lease right-of-use assets:

Right-of-use assets
(in € millions)
Cost
At January 1, 2022	632
Increases	20
Exchange differences	23
At December 31, 2022	675
Increases	22
Decreases	(1)
Exchange differences	(12)
At December 31, 2023	684
Accumulated depreciation
At January 1, 2022	(195)
Depreciation charge	(59)
Exchange differences	(4)
At December 31, 2022	(258)
Depreciation charge	(56)
Impairment charge	(74)
Decreases	1
Exchange differences	3
At December 31, 2023	(384)
Cost, net accumulated depreciation
At December 31, 2022	417
At December 31, 2023	300
Impairment of real estate assets
During the year ended December 31, 2023, as a result of our Work From Anywhere program and a comprehensive review of our real estate footprint and space utilization trends (collectively, the "Office Space Optimization Initiative"), we made the strategic decision to reduce our real estate footprint in certain locations and initiate subleases of these leased office spaces. In accordance with IAS 36, we recognized a non-cash impairment charge to write-down the related real estate assets, which included lease right-of-use assets, leasehold improvements and property and equipment to their recoverable amounts.
To determine the recoverable amounts of these real estate assets, we utilized discounted cash flow models to estimate the fair value less cost of disposal. The development of discounted cash flow models required the application of level 3 inputs and significant judgment in determining market participant assumptions, including the projected sublease income over the remaining lease terms, expected vacancy periods prior to the commencement of future subleases, expected lease incentives offered to future tenants, and discount rates that reflect the level of risk associated with these future cash flows.
The key assumptions used to calculate the recoverable amounts of real estate assets were the sublease rental rates, vacancy periods and pre-tax discount rates, which were determined based on the nature and geographic locations of each office space that we planned to sublease. A change in the sublease rental rate, vacancy period, or discount rate assumptions may result in a recoverable amount of one or more of these assets that is above or below the current carrying amount and, therefore, there is a risk of impairment reversals or charges in a future period. We consider that reasonably possible changes in the sublease rental rates, vacancy periods, or discount rates arising from changes in the real estate markets of the office leases could result in a change in their carrying amounts. A decrease or increase of 10% in the sublease rental rates would have resulted in a change to the impairment loss of €9 million at December 31, 2023. A decrease or increase of six months in the vacancy periods would have resulted in a change to the impairment loss of €7 million at December 31, 2023. A decrease or increase of 100 basis points in the discount rates would have resulted in a change to the impairment loss of €4 million at December 31, 2023.
For the year ended December 31, 2023, we recorded €74 million of impairment charges for lease right-of-use assets in connection with the Office Space Optimization Initiative. See Note 12 for information regarding impairment charges related to property and equipment assets. These charges are included in the consolidated statement of operations for the year ended December 31, 2023 as follows.

Twelve months ended December 31, 2023
(in € millions)
Cost of revenue	4
Research and development	46
Sales and marketing	13
General and administrative	11
Total	74
Below is the roll-forward of lease liabilities:

Lease liabilities	2023	2022
	(in € millions)
At January 1	613	623
Increases	22	20
Payments (1)	(104)	(96)
Interest expense	38	41
Lease incentives received (1)	2	2
Exchange differences	(13)	23
At December 31	558	613
(1)Included within the consolidated statement of cash flows
Below is the maturity analysis of lease liabilities:

Lease liabilities	December 31, 2023
Maturity Analysis	(in € millions)
Less than one year	105
One to five years	344
More than five years	294
Total lease commitments	743
Impact of discounting remaining lease payments	(185)
Lease incentives receivable	—
Total lease liabilities	558
Lease liabilities included in the consolidated statement of financial position
Current	65
Non-current	493
Total	558
Excluded from the lease commitments above are short term leases. Expenses relating to short term leases were approximately €4 million and €6 million for the year ended December 31, 2023 and 2022, respectively. Additionally, the Group has entered into certain lease agreements with approximately €48 million of commitments, which had not commenced as of December 31, 2023, and, as such, have not been recognized in the consolidated statement of financial position.
The weighted-average incremental borrowing rate applied to lease liabilities recognized in the consolidated statement of financial position was 6.4% as of December 31, 2023.